U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.

     1.     Name and address of issuer:
                Prudential  Small Company  Fund,
     Inc.
                100 Mulberry Street
                Gateway Center Three
                Newark, NJ 07102-4077

     2.   Name of each series or class of securities for which this
          Form is filed (If the Form is being filed for all      series and
          classes of securities of the issuer, check   the box but do not
          list series or classes):

                                                       [X
                                                  ]
     3.   Investment  Company Act  File  Number:
          811-3084
          Securities Act File Number: 2-68723

     4(a).Last day of fiscal year for which this notice is filed: September 30, 2000.

      (b).[  ]  Check box if this Form is  being
          filed late (i.e. more than 90 calendar
          days  after  the end of  the  issuer's
          fiscal year). (See Instruction A.2)

     Note:  If  the  Form is being  filed  late,
          interest   must   be   paid   on   the
          registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
                reliance    on    rule    24(f):
$468,663,754

          (ii)  Aggregate  price  of  securities
redeemed or
             repurchased during the fiscal year
                       (if          applicable):
$730,274,533


          iii)  Aggregate  price  of  securities
redeemed   or                        repurchased
during      any      prior      fiscal      year
ending no earlier than October 11,1995 that were not previously used to reduce registration fees payable to the Commission. $125,963,178__

        (iv)      Total available redemption credits
                 [add  items 5(ii) and  5(iii)].
        $856,237,711

         (v)  Net sales - If item 5(i)is greater
              than  Item  5 (iv) [subtract  item
         5(iv)
              from item 5(i).             $__-0-
         _____

        (vi)      Redemption credits available for use in
          future years.-if item 5(i)is less than item         5(iv)
          [subtract  item 5(i)from item  (5(iv)]
          $387,573,957

          (vii)   Multiplier   for   determining
     registration
              fee.  (See instruction C.9):     X
        .000250  _

      (viii)    Registration fee due [multiply item
               5(v)  by item 5 (vii)] enter  "0"
      if
             no fee is due.               = $  -
      0-

      6.   Prepaid Shares

         If   the  response  to  item  5(i)  was
         determined by    deducting an amount of
         securities  that were registered  under
         the Securities Act of 1933 pursuant  to
         rule  24e-2 as in effect before October
         11,  1997,  then report the  amount  of
         securities (number of shares  or  other
         units) deducted here: -0-____. If there
         is  a  number of shares or other  units
         that  were registered pursuant to  rule
         24e-2  remaining unsold at the  end  of
         the fiscal year for which this form  is
         filed that are available for use by the
         issuer  in  future fiscal  years,  then
         state that number here:      -0-     .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
        D):                     +$ _-0-_______

      8.  Total  amount of the registration  fee
      due
          plus  any  interest due [line  5(viii)
      plus
          line  7]:                           =$
      -0-

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository:  N/A



         Method of Delivery:   N/A

                     [ ]  Wire Transfer
                     [ ]  Mail or other means




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By  (Signature  and Title) /s/  Marguerite
E.H.                                    Morrison
Marguerite E.H. Morrison
                              Secretary


     Date: December 22, 2000





















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